Subsidiaries	9 Months Ended
Mar. 31, 2023
Subsidiaries [Abstract]
Subsidiaries

Note 5. Subsidiaries

Where the Company holds a controlling interest in an entity, such entity is classified as a subsidiary. The Company exercises control over such an entity if all three of the following elements are present: (i) the Company has the power to direct or cause the direction of the management and policies of the entity, (ii) the Company is exposed to the variable returns of such entity; and (iii) the Company has power to affect the variability of such returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

The subsidiary of the Company, of which its financial results have been included in the Consolidated Financial Statements, and holds a majority share of the voting rights is as follows:

Name	Principal activities	Country of incorporation and principal place of business	% Equity interest as of March 31, 2023

Moolec Science Limited	Investment in subsidiaries	United Kingdom	100.00%
LightJump Acquisition Corporation	Investment in subsidiaries	USA	100.00%